Derivatives financial instruments - Protection programs for the R$ denominated debt instruments (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)
Derivative financial instruments
Confidence level to estimate value at risk (as a percentage)				95.00%	95.00%
Number of business day time horizon	1 day
Financial settlement inflows (outflows)	$ (240.0)	$ (1,602.0)	$ (1,202.0)
CDI vs. US$ fixed rate swap
Derivative financial instruments
Receivable | R$				R$ 3,540		R$ 6,289
Payable					$ 1,104.0		$ 2,105.0
Average receivable rate				101.33%	101.33%
Average payable rate				3.20%	3.20%
Fair value of liabilities					$ (33.0)		(121.0)
Financial settlement inflows (outflows)	13.0
Value at risk					15.0
CDI vs. US$ fixed rate swap | 2018
Derivative financial instruments
Fair value of assets					27.0
CDI vs. US$ fixed rate swap | 2019
Derivative financial instruments
Fair value of liabilities					(24.0)
CDI vs. US$ fixed rate swap | 2020+
Derivative financial instruments
Fair value of liabilities					(37.0)
TJLP vs. US$ fixed rate swap
Derivative financial instruments
Receivable | R$				R$ 2,982		4,360
Payable					$ 1,323.0		2,030.0
Average receivable rate				1.25%	1.25%
Average payable rate				1.55%	1.55%
Fair value of liabilities					$ (380.0)		(622.0)
Financial settlement inflows (outflows)	(191.0)
Value at risk					37.0
TJLP vs. US$ fixed rate swap | 2018
Derivative financial instruments
Fair value of liabilities					(80.0)
TJLP vs. US$ fixed rate swap | 2019
Derivative financial instruments
Fair value of liabilities					(245.0)
TJLP vs. US$ fixed rate swap | 2020+
Derivative financial instruments
Fair value of liabilities					(56.0)
TJLP vs. USD floating rate swap
Derivative financial instruments
Receivable | R$				R$ 216		242
Payable					$ 123.0		140.0
Average receivable rate				0.88%	0.88%
Average payable rate				(1.23%)	(1.23%)
Fair value of liabilities					$ (54.0)		(55.0)
Financial settlement inflows (outflows)	(2.0)
Value at risk					3.0
TJLP vs. USD floating rate swap | 2018
Derivative financial instruments
Fair value of liabilities					(4.0)
TJLP vs. USD floating rate swap | 2019
Derivative financial instruments
Fair value of liabilities					(50.0)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments
Receivable | R$				R$ 1,158		1,031
Payable					$ 385.0		343.0
Average receivable rate				8.02%	8.02%
Average payable rate				(0.28%)	(0.28%)
Fair value of liabilities							(13.0)
Fair value of assets					$ 25.0
Financial settlement inflows (outflows)	(1.0)
Value at risk					27.0
R$ fixed rate vs. US$ fixed rate swap | 2018
Derivative financial instruments
Fair value of assets					18.0
R$ fixed rate vs. US$ fixed rate swap | 2019
Derivative financial instruments
Fair value of assets					13.0
R$ fixed rate vs. US$ fixed rate swap | 2020+
Derivative financial instruments
Fair value of liabilities					(6.0)
IPCA vs. US$ fixed rate swap
Derivative financial instruments
Receivable | R$				R$ 1,000		1,000
Payable					$ 434.0		434.0
Average receivable rate				6.55%	6.55%
Average payable rate				3.98%	3.98%
Fair value of liabilities					$ (35.0)		(51.0)
Financial settlement inflows (outflows)	0.0
Value at risk					9.0
IPCA vs. US$ fixed rate swap | 2018
Derivative financial instruments
Fair value of assets					7.0
IPCA vs. US$ fixed rate swap | 2019
Derivative financial instruments
Fair value of liabilities					(15.5)
IPCA vs. US$ fixed rate swap | 2020+
Derivative financial instruments
Fair value of liabilities					(27.0)
IPCA vs. CDI swap
Derivative financial instruments
Receivable | R$				R$ 1,350		R$ 1,350
Payable					$ 1,350.0		1,350.0
Average receivable rate				6.62%	6.62%
Average payable rate				98.58%	98.58%
Fair value of assets					$ 85.0		$ 42.0
Financial settlement inflows (outflows)	$ (20.0)
Value at risk					0.4
IPCA vs. CDI swap | 2018
Derivative financial instruments
Fair value of assets					2.0
IPCA vs. CDI swap | 2019
Derivative financial instruments
Fair value of liabilities					0.0
IPCA vs. CDI swap | 2020+
Derivative financial instruments
Fair value of assets					$ 83.0